Fair Value Measurement - Summary of Assets and Liabilities Measured Or Disclosed At Fair Value (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Fair value measurement
Total assets measured at fair value, Gains		¥ 201,578		¥ 56,275
Total assets measured at fair value (Losses)		35,527		(313)
Contingent consideration				(1,000)
Purchase consideration payables		19,252
Contingent consideration		2,900		8,700
Total liabilities measured at fair value gains		22,152		8,700
Total liabilities measured at fair value (Losses)		1,233		(1,000)
Fair Value, Measurements, Recurring [member]
Fair value measurement
Short-term investments Fair value		35,527	[1]	56,275
Purchase consideration payables		0
Contingent consideration		1,233
Short-term investments, alternative investment fund – (1)		35,527	[1]	56,275
Fair Value, Measurements, Recurring [member] | Bank Time Deposits [Member]
Fair value measurement
Short-term investments Fair value		36,197
Short-term investments, alternative investment fund – (1)		36,197
Fair Value, Measurements, Recurring [member] | Mutual Fund [Member]
Fair value measurement
Short-term investments Fair value	[1]	165,381
Short-term investments, alternative investment fund – (1)	[1]	165,381
Fair Value, Measurements, Non Recurring [member]
Fair value measurement
Intangible assets, net (Losses)				(313)
Level 1 [member]
Fair value measurement
Total assets measured at fair value, Gains		0
Purchase consideration payables		0
Contingent consideration		0		0
Total liabilities measured at fair value gains		0
Level 1 [member] | Fair Value, Measurements, Recurring [member] | Bank Time Deposits [Member]
Fair value measurement
Short-term investments Fair value		0
Short-term investments, alternative investment fund – (1)		0
Level 1 [member] | Fair Value, Measurements, Recurring [member] | Mutual Fund [Member]
Fair value measurement
Short-term investments Fair value	[1]	0
Short-term investments, alternative investment fund – (1)	[1]	0
Level 2 [member]
Fair value measurement
Total assets measured at fair value, Gains		36,197		56,275
Purchase consideration payables		0
Contingent consideration		0		0
Total liabilities measured at fair value gains		0
Level 2 [member] | Fair Value, Measurements, Recurring [member]
Fair value measurement
Short-term investments Fair value				56,275
Short-term investments, alternative investment fund – (1)				56,275
Level 2 [member] | Fair Value, Measurements, Recurring [member] | Bank Time Deposits [Member]
Fair value measurement
Short-term investments Fair value		36,197
Short-term investments, alternative investment fund – (1)		36,197
Level 2 [member] | Fair Value, Measurements, Recurring [member] | Mutual Fund [Member]
Fair value measurement
Short-term investments Fair value	[1]	0
Short-term investments, alternative investment fund – (1)	[1]	0
Level 3 [member]
Fair value measurement
Total assets measured at fair value, Gains		0
Purchase consideration payables		19,252
Contingent consideration		2,900
Total liabilities measured at fair value gains		22,152		8,700
Level 3 [member] | Fair Value, Measurements, Recurring [member]
Fair value measurement
Contingent consideration				¥ 8,700
Level 3 [member] | Fair Value, Measurements, Recurring [member] | Bank Time Deposits [Member]
Fair value measurement
Short-term investments Fair value		0
Short-term investments, alternative investment fund – (1)		0
Level 3 [member] | Fair Value, Measurements, Recurring [member] | Mutual Fund [Member]
Fair value measurement
Short-term investments Fair value	[1]	0
Short-term investments, alternative investment fund – (1)	[1]	¥ 0

[1]	(1) Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.